Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Desert Hawk Gold Corp.
Entity Central Index Key	0001168081
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	NV